Profit Before Income Tax - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023
Analysis of income and expense [Line Items]
Percentage of employees' compensation	0.25%	0.25%	0.25%	0.25%
Percentage of remuneration to directors	0.24%	0.24%	0.25%	0.40%
Difference Between Employee Compensation Benefits And Director Remuneration Adjusted In Net Profit	$ 2,882	$ 92	$ 1,951
Bottom of range [member]
Analysis of income and expense [Line Items]
Percentage of employees' compensation	0.01%	0.01%
Bottom of range [member] | Grassroots Level Employee [Member]
Analysis of income and expense [Line Items]
Percentage of employees' compensation	0.01%	0.01%
Top of range [member]
Analysis of income and expense [Line Items]
Percentage of employees' compensation	1.00%	1.00%
Percentage of remuneration to directors	0.75%	0.75%
Top of range [member] | Grassroots Level Employee [Member]
Analysis of income and expense [Line Items]
Percentage of employees' compensation	0.05%	0.05%